Business Combinations	12 Months Ended
Oct. 31, 2021
Business Combinations
Business Combinations
5.	Business Combinations

In accordance with IFRS 3, Business Combinations, these transactions meet the definition of a business combination and, accordingly, the assets acquired, and the liabilities assumed have been recorded at their respective estimated fair values as of the acquisition date.

A.	Meta Growth Corp. Acquisition

Total consideration	$
Common shares	35,290
Conversion feature of convertible debt	9,008
Warrants	2,739
Options	86
Restricted stock units	154
47,277
Purchase price allocation
Cash and cash equivalents	10,209
Trade and other receivables	2,015
Inventory	3,547
Prepaid expenses	2,479
Marketable securities	635
Notes receivable	262
Property and equipment	6,849
Loan receivable	756
Intangible assets - license	30,900
Right of use asset	12,490
Goodwill	32,247
Non-controlling interest	(1,821)
Accounts payable and accrued liabilities	(6,336)
Deferred tax liability	(1,933)
Lease liability	(12,887)
Convertible debenture	(18,809)
Notes payable	(13,326)
47,277

On November 18, 2020, the Company closed the acquisition of 100% of the outstanding common shares of Meta Growth Corp (“Meta Growth” or “META”). Pursuant to the terms of the Arrangement, holders of common shares of META (“META Shares“) received 0.824 (the “Exchange Ratio“) High Tide Shares for each META Share held. In total, High Tide acquired 237,941,274 META Shares in exchange for 196,063,610 High Tide Shares pre-consolidation (13,070,907 post-consolidation shares), resulting in former META shareholders holding approximately 45.0% of the total number of issued and outstanding High Tide Shares.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, property plant and equipment, right of use asset, non-controlling interest, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the retail cannabis business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, Meta Growth accounted for $63,016 in revenues and $11,451 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $3,422 in revenues and an increase of $401 in net loss for the year ended October 31, 2021. The Company also incurred $1,359 in transaction costs, which have been expensed to finance and other costs during the period.

B.	Smoke Cartel, Inc. Acquisition

Total consideration	$
Cash	2,512
Common shares	8,396
Contingent consideration	1,319
12,227
Purchase price allocation
Cash and cash equivalents	1,680
Intangible assets - Brand	3,820
Intangible assets - Software	7,217
Goodwill	2,594
Accounts payable and accrued liabilities	(1,093)
Deferred Tax Liability	(1,991)
12,227

On March 24, 2021, the Company closed the acquisition of 100% of the outstanding common shares of Smoke Cartel Inc. (“Smoke Cartel”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 9,540,754 common shares of High Tide pre-consolidation (636,050 post-consolidation shares), having an aggregate value of $8,396; (ii) $2,512 in cash; and (iii) a contingent consideration depending on certain revenue targets being achieved by December 31, 2021. Contingent consideration of $1,319 was calculated using Monte Carlo simulation due to the uncertain nature of the potential future revenues of the Company. During the year, the Company finalized the future obligation owed and recorded a loss on the contingent consideration of $1,671 through profits and loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of working capital. The goodwill acquired is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, Smoke Cartel accounted for $7,535 in revenues and $52 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $5,846 in revenues and a decrease of $743 in net loss for the year ended October 31, 2021. The Company also incurred $97 in transaction costs, which have been expensed to finance and other costs during the period.

C.	2686068 Ontario Inc. Acquisition

Total consideration	$
Cash	5,980
5,980
Purchase price allocation
Cash and cash equivalents	3
Inventory	120
Property and equipment	274
Intangible assets - license	5,627
Right of use asset	1,148
Goodwill	1,611
Lease liability	(1,148)
Accounts payable and accrued liabilities	(164)
Deferred Tax Liability	(1,491)
5,980

On April 28, 2021, the Company closed the acquisition of 100% of the outstanding common shares of 2686068 Ontario Inc. (“2686068”). Pursuant to the terms of the Arrangement, the consideration was comprised of $5,980 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management gathered the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. Management finalized its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. The goodwill is primarily related to the opportunities to grow the retail cannabis business. For the year ended October 31, 2021, 2686068 accounted for $1,117 in revenues and $1,407 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $1,107 in revenues and an increase of $123 in net loss for the year ended October 31, 2021.

D.	Fab Nutrition, LLC. Acquisition

Total consideration	$
Cash	15,193
Common Shares	3,439
18,632
Purchase price allocation
Cash and cash equivalents	642
Accounts receivable	125
Inventory	403
Property and equipment	22
Intangible assets - brand	7,801
Goodwill	13,584
Accounts payable and accrued liabilities	(552)
Deferred tax liability	(2,131)
Non-controlling interest	(1,262)
18,632

On May 10, 2021, the Company closed the acquisition of 80% of the outstanding common shares of Fab Nutrition, LLC. (“FABCBD”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) $15,193 in cash; and (ii) 6,151,915 pre-consolidation common shares of High Tide (410,128 post-consolidation), having an aggregate value of $3,439.

In connection with the acquisition agreement, 9,679,778 pre-consolidation common shares of the Company (645,319 post-consolidation) were placed in escrow for a period of 24 months. Every 6 months 25% of escrow shares are released to the minority shareholder of FABCBD. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in FABCBD not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a current liability with the offset recorded as equity on the Consolidated Statements of Financial Position, at its fair value at acquisition of $3,722. For the year ended October 31, 2021, the Company recognized $1,084 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of working capital. The goodwill acquired is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, FABCBD accounted for $4,746 in revenues and $640 in net income. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $7,790 in revenues and a decrease of $306 in net loss for the year ended October 31, 2021. The Company also incurred $872 in transaction costs, which have been expensed to finance and other costs during the period.

E.	DHC Supply LLC. Acquisition

Total consideration	$
Cash	4,045
Common Shares	7,767
11,812
Purchase price allocation
Cash and cash equivalents	1,054
Trade and other receivables	66
Inventory	1,270
Prepaid expenses	18
Property and equipment	10
Intangible assets - brand	2,671
Goodwill	8,201
Right of use asset	592
Lease liability	(592)
Accounts payable and accrued liabilities	(1,478)
11,812

On July 6, 2021, the Company closed the acquisition of 100% of the outstanding common shares of DHC Supply LLC. (“DHC”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 839,820 post-consolidation commons shares of High Tide (12,597,300 pre-consolidation), having an aggregate value of $7,767; (ii) $4,045 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets and the allocation of goodwill. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, DHC accounted for $3,399 in revenues and $14 in net income. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $7,513 in revenues and an increase of $301 in net loss for the year ended October 31, 2021.

F.	102105699 Saskatchewan Ltd. Acquisition

Total consideration	$
Cash	698
Common Shares	2,018
2,716
Purchase price allocation
Cash and cash equivalents	7
Trade and other receivables	7
Inventory	46
Prepaid expenses	55
Property and equipment	136
Intangible assets - license	879
Goodwill	1,966
Right of use asset	691
Lease liability	(691)
Accounts payable and accrued liabilities	(143)
Deferred tax liability	(237)
2,716

On August 6, 2021 the Company closed the acquisition of 100% of the issued and outstanding common shares of 10210569 Saskatchewan Ltd. (“OneLeaf”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 254,518 post-consolidation common shares of High Tide, having an aggregate value of $2,018; and (ii) $698 in cash.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price was provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, OneLeaf accounted for $90 in revenues and $83 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $254 in revenues and an increase of $72 in net loss for the year ended October 31, 2021.

G.	DS Distribution Acquisition

Total consideration	$
Common Shares	5,013
5,013
Purchase price allocation
Cash and cash equivalents	115
Inventory	160
Prepaid expenses	158
Property and equipment	69
Intangible assets - brand	1,375
Goodwill	4,384
Right of use asset	299
Lease liability	(299)
Accounts payable and accrued liabilities	(863)
Deferred tax liability	(385)
5,013

On August 12, 2021 the Company closed the acquisition of 100% of all the issued and outstanding common shares of DS Distribution Inc. (“DankStop”). Pursuant to the terms of the Arrangement, the consideration was comprised of 612,087 post-consolidation shares of High Tide, having an aggregate value of $5,013.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price is provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets, income taxes and the allocation of goodwill. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, DankStop accounted for $380 in revenues and $117 in net loss. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $6,473 in revenues and an decrease of $311 in net loss for the year ended October 31, 2021.

H.	Blessed CBD Acquisition

Total consideration	$
Cash	7,165
Common Shares	4,432
Working capital adjustment	1,086
12,683
Purchase price allocation
Cash and cash equivalents	2,155
Trade and other receivables	472
Inventory	293
Property and equipment	19
Intangible asset - brand	3,884
Goodwill	9,225
Accounts payable and accrued liabilities	(1,530)
Deferred tax liability	(971)
Non-controlling interest	(864)
12,683

On October 19, 2021, the Company closed the acquisition of 80% of the issued and outstanding common shares of Enigmaa Ltd. (“Blessed CBD”). Pursuant to the terms of the Arrangement, the consideration was comprised of: (i) 607,064 post-consolidation shares of High Tide, having an aggregate value of $4,432; (ii) $7,165 in cash, and (iii) and working capital adjustment of $1,086.

In connection with the acquisition agreement, 529,487 post-consolidation common shares of the Company were placed in escrow for a period of 24 months. Every 12 months 50% of escrow shares are released to the minority shareholder of Blessed CBD. This share issuance was initially recorded through equity. Over the 24 month period, as the shares are earned by passage of time, the Company recognizes share-based compensation expense through profit and loss.

The acquisition agreement also includes a call and put option that could result in the Company acquiring the remaining 20% of common shares in Blessed CBD not acquired upon initial acquisition. The Company analyzed the value in the call option and considers it to be at fair value, and therefore has no value related to the acquisition. As the put option is a contractual obligation, it gives rise to a financial liability calculated with reference to the agreement and is discounted to its present value at each reporting date using the discounted cash flow model. The initial obligation under the put option was recorded as a current liability with the offset recorded as equity on the Consolidated Statements of Financial Position, at its fair value at acquisition of $4,323 assuming a risk-free rate of 7.5% and an exercise date of October 19, 2022. For the year ended October 31, 2021, the Company recognized $9 as a gain on revaluation of derivative liability in the statement of net loss and comprehensive loss.

In accordance with IFRS 3, Business Combinations (“IFRS 3”), the substance of this transaction constituted a business combination. Management is in the process of gathering the relevant information that existed at the acquisition date to determine the fair value of the net identifiable assets acquired. As such, the initial purchase price is provisionally allocated based on the Company’s estimated fair value of the identifiable assets acquired on the acquisition date. The values assigned are, therefore, preliminary, and subject to change. Management continues to refine and finalize its purchase price allocation for the fair value of identifiable intangible assets, income taxes, the allocation of goodwill and the non-controlling interest. The goodwill is primarily related to the opportunities to grow the business, expanded access to capital and greater financial flexibility. Goodwill is not deductible for tax purposes. For the year ended October 31, 2021, Blessed CBD accounted for $296 in revenues and $130 in net income. If the acquisition had been completed on November 1, 2020, the Company estimates it would have recorded an increase of $10,083 in revenues and a decrease of $2,382 in net loss for the year ended October 31, 2021. The Company also incurred $360 in transaction costs, which have been expensed to finance and other costs during the period.

I.	Saturninus Partners Acquisition (Prior year)

Total consideration	$
Common shares	1,064
Warrants	100
Contingent consideration	108
1,272
Purchase price allocation
Cash and cash equivalents	414
Inventory	584
Property and equipment	538
Intangible asset - license	2,865
Right of use asset	410
Goodwill	342
Accounts payable and accrued liabilities	(1,091)
Lease liability	(410)
Notes payable	(690)
Non-controlling interest	(930)
Deferred tax liability	(760)
1,272

On January 27, 2020, the Company acquired a 50% interest in the Saturninus Partners (“Saturninus”) which operates a licensed retail cannabis store in Sudbury, Ontario. As consideration for the transaction, the Company issued to nominees of the partners of the partnership an aggregate of 5,319,149 common shares of the Company, as well as common share purchase warrants to purchase up to an aggregate of 3,750,000 shares of the Company. Each warrant entitles the holder to acquire one share at an exercise price of $0.40 per share for a period of two years from the date of issuance. In addition, for a period of 2 years following the closing date, one of the outgoing partners will be entitled to receive, from the Company, a royalty of 1% of the gross revenues of the Sudbury store. Contingent consideration was calculated using the present value of expected payment, discounting using 22% discount rate. The expected payment of $176 is determined by considering the 1% share of forecasted revenue. Non-controlling interests (“NCI”) are recognized at the NCI’s proportionate share of the acquiree’s net assets, determined on an acquisition-by-acquisition basis.